Defined benefit plans (Detail 4.1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		$ (671)	$ (825)
Remeasurement of defined benefit obligation		(2,275)	577
Past service cost related to plan amendments		0	237
Return on plan assets excluding amounts included in interest income		2,492	(736)
Employer contributions		732	556
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(353)	(71)
Foreign currency translation		(3)	14
At the end of the year		(518)	(671)
Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		27,437	28,978
Current service cost		415	413
Interest expense		351	299
Plan participant contributions		240	218
Remeasurement of defined benefit obligation		2,275	(577)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(220)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions		2,241	(964)
of which: experience (gains) / losses	[1]	254	410
Past service cost related to plan amendments		0	(237)
Curtailments		0	(20)
Benefit payments		(1,283)	(1,268)
Foreign currency translation		535	(369)
At the end of the year		29,970	27,437
Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		30,039	31,390
Plan participant contributions		240	218
Benefit payments		(1,283)	(1,268)
Return on plan assets excluding amounts included in interest income		2,492	(736)
Interest income		369	306
Employer contributions		732	556
Administration expenses, taxes and premiums paid		(13)	(14)
Foreign currency translation		599	(412)
At the end of the year		33,176	30,039
Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,274	3,237
Interest expense on asset ceiling effect		30	23
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		353	71
Foreign currency translation		67	(58)
At the end of the year		3,724	3,274
Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		14,574
At the end of the year		15,760	14,574
Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,040
At the end of the year		2,233	2,040
Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		10,823
At the end of the year		11,976	10,823
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		(1,728)	242
Past service cost related to plan amendments		0	241
Return on plan assets excluding amounts included in interest income		2,059	(523)
Employer contributions		452	505
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(353)	(71)
Foreign currency translation		(13)	0
At the end of the year		0	0
Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		22,566	23,419
Current service cost		409	405
Interest expense		200	151
Plan participant contributions		240	218
Remeasurement of defined benefit obligation		1,728	(242)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(196)	0
of which: actuarial (gains) / losses due to changes in financial assumptions		1,641	(639)
of which: experience (gains) / losses	[1]	284	397
Past service cost related to plan amendments		0	(241)
Curtailments		0	(20)
Benefit payments		(1,046)	(954)
Foreign currency translation		399	(170)
At the end of the year		24,496	22,566
Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		25,839	26,656
Plan participant contributions		240	218
Benefit payments		(1,046)	(954)
Return on plan assets excluding amounts included in interest income		2,059	(523)
Interest income		233	177
Employer contributions		452	505
Administration expenses, taxes and premiums paid		(11)	(11)
Foreign currency translation		453	(228)
At the end of the year		28,219	25,839
Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,274	3,237
Interest expense on asset ceiling effect		30	23
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		353	71
Foreign currency translation		67	(58)
At the end of the year		3,724	3,274
Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		12,114
At the end of the year		12,918	12,114
Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		10,452
At the end of the year		11,577	10,452
UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(160)	(275)
Remeasurement of defined benefit obligation		(361)	266
Past service cost related to plan amendments		0	(4)
Return on plan assets excluding amounts included in interest income		284	(136)
Employer contributions		242	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		2	(4)
At the end of the year		4	(160)
UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,192	3,744
Current service cost		0	0
Interest expense		92	93
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		361	(266)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(26)	(18)
of which: actuarial (gains) / losses due to changes in financial assumptions		421	(257)
of which: experience (gains) / losses	[1]	(34)	8
Past service cost related to plan amendments		0	4
Curtailments		0	0
Benefit payments		(135)	(202)
Foreign currency translation		144	(181)
At the end of the year		3,654	3,192
UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,032	3,469
Plan participant contributions		0	0
Benefit payments		(135)	(202)
Return on plan assets excluding amounts included in interest income		284	(136)
Interest income		89	86
Employer contributions		242	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		146	(185)
At the end of the year		3,658	3,032
UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,612
At the end of the year		1,931	1,612
UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,434
At the end of the year		1,559	1,434
UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		146
At the end of the year		164	146
US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(511)	(550)
Remeasurement of defined benefit obligation		(185)	69
Past service cost related to plan amendments		0	0
Return on plan assets excluding amounts included in interest income		150	(77)
Employer contributions		38	51
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		8	18
At the end of the year		(521)	(511)
US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,679	1,816
Current service cost		6	7
Interest expense		59	55
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		185	(69)
of which: actuarial (gains) / losses due to changes in demographic assumptions		3	(5)
of which: actuarial (gains) / losses due to changes in financial assumptions		179	(69)
of which: experience (gains) / losses	[1]	4	5
Past service cost related to plan amendments		0	0
Curtailments		0	0
Benefit payments		(102)	(112)
Foreign currency translation		(8)	(18)
At the end of the year		1,820	1,679
US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,168	1,265
Plan participant contributions		0	0
Benefit payments		(102)	(112)
Return on plan assets excluding amounts included in interest income		150	(77)
Interest income		47	44
Employer contributions		38	51
Administration expenses, taxes and premiums paid		(2)	(3)
Foreign currency translation		0	0
At the end of the year		1,299	1,168
US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		0	0
At the end of the year		0	0
US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		847
At the end of the year		911	847
US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		606
At the end of the year		675	606
US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		226
At the end of the year		235	226
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(671)	(825)
Remeasurement of defined benefit obligation		(485)	598
Past service cost related to plan amendments		0	128
Return on plan assets excluding amounts included in interest income		403	(647)
Employer contributions		550	360
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(46)	(30)
Foreign currency translation		2	14
At the end of the year		(518)	(671)
UBS AG | Total | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		18,645	19,957
Current service cost		249	258
Interest expense		273	241
Plan participant contributions		149	137
Remeasurement of defined benefit obligation		485	(598)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(148)	(23)
of which: actuarial (gains) / losses due to changes in financial assumptions		1,605	(716)
of which: experience (gains) / losses	[1],[2]	(972)	142
Past service cost related to plan amendments		0	(128)
Curtailments		0	(17)
Benefit payments		(860)	(900)
Foreign currency translation		342	(307)
At the end of the year		19,283	18,645
UBS AG | Total | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		19,972	21,122
Plan participant contributions		149	137
Benefit payments		(860)	(900)
Return on plan assets excluding amounts included in interest income	[2]	403	(647)
Interest income		278	238
Employer contributions		550	360
Administration expenses, taxes and premiums paid		(9)	(10)
Foreign currency translation		381	(328)
At the end of the year		20,864	19,972
UBS AG | Total | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,998	1,990
Interest expense on asset ceiling effect		18	14
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		46	30
Foreign currency translation		36	(36)
At the end of the year		2,099	1,998
UBS AG | Total | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		9,854
At the end of the year		9,577	9,854
UBS AG | Total | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		2,040
At the end of the year		2,233	2,040
UBS AG | Total | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		6,751
At the end of the year		7,472	6,751
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Remeasurement of defined benefit obligation		61	263
Past service cost related to plan amendments		0	132
Return on plan assets excluding amounts included in interest income		(30)	(434)
Employer contributions		271	308
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		(46)	(30)
Foreign currency translation		(8)	0
At the end of the year		0	0
UBS AG | Swiss plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		13,774	14,398
Current service cost		243	251
Interest expense		122	93
Plan participant contributions		149	137
Remeasurement of defined benefit obligation		(61)	(263)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(125)	0
of which: actuarial (gains) / losses due to changes in financial assumptions		1,006	(391)
of which: experience (gains) / losses	[1],[2]	(942)	128
Past service cost related to plan amendments		0	(132)
Curtailments		0	(17)
Benefit payments		(624)	(586)
Foreign currency translation		206	(108)
At the end of the year		13,809	13,774
UBS AG | Swiss plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		15,772	16,388
Plan participant contributions		149	137
Benefit payments		(624)	(586)
Return on plan assets excluding amounts included in interest income	[2]	(30)	(434)
Interest income		142	109
Employer contributions		271	308
Administration expenses, taxes and premiums paid		(7)	(7)
Foreign currency translation		235	(144)
At the end of the year		15,908	15,772
UBS AG | Swiss plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,998	1,990
Interest expense on asset ceiling effect		18	14
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		46	30
Foreign currency translation		36	(36)
At the end of the year		2,099	1,998
UBS AG | Swiss plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		7,394
At the end of the year		6,735	7,394
UBS AG | Swiss plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | Swiss plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		6,380
At the end of the year		7,073	6,380
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(160)	(275)
Remeasurement of defined benefit obligation		(361)	266
Past service cost related to plan amendments		0	(4)
Return on plan assets excluding amounts included in interest income		284	(136)
Employer contributions		242	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		2	(4)
At the end of the year		4	(160)
UBS AG | UK plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,192	3,744
Current service cost		0	0
Interest expense		92	93
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		361	(266)
of which: actuarial (gains) / losses due to changes in demographic assumptions		(26)	(18)
of which: actuarial (gains) / losses due to changes in financial assumptions		421	(257)
of which: experience (gains) / losses	[1],[2]	(34)	8
Past service cost related to plan amendments		0	4
Curtailments		0	0
Benefit payments		(135)	(202)
Foreign currency translation		144	(181)
At the end of the year		3,654	3,192
UBS AG | UK plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		3,032	3,469
Plan participant contributions		0	0
Benefit payments		(135)	(202)
Return on plan assets excluding amounts included in interest income	[2]	284	(136)
Interest income		89	86
Employer contributions		242	0
Administration expenses, taxes and premiums paid		0	0
Foreign currency translation		146	(185)
At the end of the year		3,658	3,032
UBS AG | UK plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,612
At the end of the year		1,931	1,612
UBS AG | UK plan | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,434
At the end of the year		1,559	1,434
UBS AG | UK plan | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		146
At the end of the year		164	146
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		(511)	(550)
Remeasurement of defined benefit obligation		(185)	69
Past service cost related to plan amendments		0	0
Return on plan assets excluding amounts included in interest income		150	(77)
Employer contributions		38	51
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		8	18
At the end of the year		(521)	(511)
UBS AG | US and German plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,679	1,816
Current service cost		6	7
Interest expense		59	55
Plan participant contributions		0	0
Remeasurement of defined benefit obligation		185	(69)
of which: actuarial (gains) / losses due to changes in demographic assumptions		3	(5)
of which: actuarial (gains) / losses due to changes in financial assumptions		179	(69)
of which: experience (gains) / losses	[1],[2]	4	5
Past service cost related to plan amendments		0	0
Curtailments		0	0
Benefit payments		(102)	(112)
Foreign currency translation		(8)	(18)
At the end of the year		1,820	1,679
UBS AG | US and German plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		1,168	1,265
Plan participant contributions		0	0
Benefit payments		(102)	(112)
Return on plan assets excluding amounts included in interest income	[2]	150	(77)
Interest income		47	44
Employer contributions		38	51
Administration expenses, taxes and premiums paid		(2)	(3)
Foreign currency translation		0	0
At the end of the year		1,299	1,168
UBS AG | US and German plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		0	0
Interest expense on asset ceiling effect		0	0
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect		0	0
Foreign currency translation		0	0
At the end of the year		0	0
UBS AG | US and German plans | of which: amounts owed to active members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		847
At the end of the year		911	847
UBS AG | US and German plans | of which: amounts owed to deferred members
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		606
At the end of the year		675	606
UBS AG | US and German plans | of which: amounts owed to retirees
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
At the beginning of the year		226
At the end of the year		$ 235	$ 226

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

[2]	Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.